John Hancock
Bond Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 51.9%				$11,519,598,361
(Cost $12,100,977,122)
U.S. Government 21.4%				4,751,717,215
U.S. Treasury
Bond	2.250	02-15-52	107,041,000	72,210,863
Bond	2.500	02-15-45	46,172,000	33,905,759
Bond	3.000	08-15-52	636,616,000	507,328,241
Bond	3.375	08-15-42	483,509,000	419,576,268
Bond	3.375	11-15-48	107,040,000	90,967,275
Bond	3.625	05-15-53	384,587,000	346,849,401
Bond	4.000	11-15-42	482,409,000	457,704,382
Bond	4.375	08-15-43	596,797,000	595,211,758
Note	3.875	08-15-33	1,010,962,000	992,954,239
Note	4.000	07-31-30	1,167,752,000	1,153,884,927
Note	4.125	07-31-28	81,422,000	80,944,918
Note	4.375	08-15-26	180,000	179,184
U.S. Government Agency 30.5%				6,767,881,146
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	61,466,378	54,242,560
15 Yr Pass Thru	4.500	11-01-37	18,771,699	18,298,438
15 Yr Pass Thru	4.500	12-01-37	12,477,836	12,155,454
15 Yr Pass Thru	4.500	01-01-38	13,153,147	12,813,317
15 Yr Pass Thru	4.500	02-01-38	41,682,758	40,605,826
30 Yr Pass Thru	2.000	09-01-50	121,026,504	97,552,917
30 Yr Pass Thru	2.000	03-01-52	63,979,827	51,350,746
30 Yr Pass Thru	2.500	09-01-50	27,482,750	23,026,790
30 Yr Pass Thru	2.500	08-01-51	62,094,800	52,065,769
30 Yr Pass Thru	2.500	11-01-51	46,630,743	39,041,049
30 Yr Pass Thru	2.500	12-01-51	15,227,718	12,673,092
30 Yr Pass Thru	3.000	03-01-43	3,180,382	2,845,374
30 Yr Pass Thru	3.000	12-01-45	10,703,043	9,500,929
30 Yr Pass Thru	3.000	05-01-46	1,887,592	1,674,997
30 Yr Pass Thru	3.000	10-01-46	4,432,639	3,920,935
30 Yr Pass Thru	3.000	10-01-46	3,407,270	3,019,391
30 Yr Pass Thru	3.000	10-01-46	6,035,539	5,327,479
30 Yr Pass Thru	3.000	10-01-46	45,188,170	40,028,128
30 Yr Pass Thru	3.000	12-01-46	34,045,523	30,030,191
30 Yr Pass Thru	3.000	12-01-46	8,142,261	7,215,040
30 Yr Pass Thru	3.000	04-01-47	22,567,119	19,905,551
30 Yr Pass Thru	3.000	09-01-49	11,883,691	10,381,064
30 Yr Pass Thru	3.000	10-01-49	14,857,232	12,987,902
30 Yr Pass Thru	3.000	12-01-49	13,809,124	12,015,568
30 Yr Pass Thru	3.000	01-01-50	12,457,505	10,884,269
30 Yr Pass Thru	3.000	02-01-50	7,765,935	6,785,189
30 Yr Pass Thru	3.000	06-01-51	75,743,214	65,941,042
30 Yr Pass Thru	3.500	06-01-42	2,270,542	2,092,724
30 Yr Pass Thru	3.500	04-01-44	3,397,906	3,122,845
30 Yr Pass Thru	3.500	05-01-45	5,345,698	4,887,389
30 Yr Pass Thru	3.500	08-01-46	32,941,893	30,158,827
30 Yr Pass Thru	3.500	09-01-46	6,854,727	6,254,191
30 Yr Pass Thru	3.500	10-01-46	1,249,663	1,144,867
30 Yr Pass Thru	3.500	10-01-46	12,849,057	11,707,302
30 Yr Pass Thru	3.500	11-01-46	3,961,781	3,612,217
30 Yr Pass Thru	3.500	11-01-46	4,522,780	4,125,130
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	5,768,310	$5,266,559
30 Yr Pass Thru	3.500	01-01-47	3,910,749	3,577,908
30 Yr Pass Thru	3.500	02-01-47	5,479,041	5,017,861
30 Yr Pass Thru	3.500	04-01-47	7,270,596	6,651,802
30 Yr Pass Thru	3.500	09-01-47	19,311,785	17,607,827
30 Yr Pass Thru	3.500	03-01-52	26,171,024	23,544,901
30 Yr Pass Thru	3.500	03-01-52	42,777,619	38,311,327
30 Yr Pass Thru	3.500	04-01-52	85,522,228	76,887,074
30 Yr Pass Thru	4.000	01-01-41	5,236,428	4,971,793
30 Yr Pass Thru	4.000	03-01-42	2,801,763	2,657,179
30 Yr Pass Thru	4.000	11-01-43	2,269,193	2,149,017
30 Yr Pass Thru	4.000	01-01-47	5,494,097	5,190,540
30 Yr Pass Thru	4.000	03-01-47	15,871,536	14,945,010
30 Yr Pass Thru	4.000	04-01-47	6,409,338	6,063,223
30 Yr Pass Thru	4.000	05-01-47	5,311,488	5,024,659
30 Yr Pass Thru	4.000	10-01-47	7,760,163	7,328,976
30 Yr Pass Thru	4.000	03-01-48	2,065,803	1,947,145
30 Yr Pass Thru	4.000	07-01-48	16,256,128	15,307,150
30 Yr Pass Thru	4.000	08-01-48	7,760,925	7,295,742
30 Yr Pass Thru	4.000	05-01-52	2,504,888	2,336,484
30 Yr Pass Thru	4.000	06-01-53	60,435,976	55,976,248
30 Yr Pass Thru	4.500	06-01-52	25,871,921	24,709,193
30 Yr Pass Thru	4.500	07-01-52	21,546,000	20,544,020
30 Yr Pass Thru	4.500	08-01-52	13,461,816	12,852,612
30 Yr Pass Thru	4.500	08-01-52	64,632,257	61,707,376
30 Yr Pass Thru	4.500	08-01-52	53,501,021	51,046,437
30 Yr Pass Thru	4.500	08-01-52	33,977,509	32,216,907
30 Yr Pass Thru	4.500	09-01-52	33,174,739	31,611,240
30 Yr Pass Thru	4.500	09-01-52	36,805,445	35,139,844
30 Yr Pass Thru	4.500	10-01-52	41,805,579	40,031,279
30 Yr Pass Thru	4.500	10-01-52	33,888,397	32,217,133
30 Yr Pass Thru (A)	4.500	10-01-52	37,910,514	36,218,598
30 Yr Pass Thru	4.500	12-01-52	23,200,009	22,092,111
30 Yr Pass Thru (A)	4.500	12-01-52	94,157,365	90,220,015
30 Yr Pass Thru	4.500	03-01-53	52,019,768	49,324,276
30 Yr Pass Thru	4.500	04-01-53	22,248,935	21,235,124
30 Yr Pass Thru (A)	4.500	08-01-53	69,383,478	66,200,220
30 Yr Pass Thru (A)	4.500	08-01-53	16,172,242	15,403,739
30 Yr Pass Thru	5.000	08-01-52	41,842,525	40,858,456
30 Yr Pass Thru	5.000	10-01-52	52,765,012	51,474,596
30 Yr Pass Thru	5.000	10-01-52	39,458,641	38,370,337
30 Yr Pass Thru	5.000	11-01-52	42,237,935	41,006,978
30 Yr Pass Thru	5.000	12-01-52	19,699,729	19,193,330
30 Yr Pass Thru	5.000	12-01-52	39,254,447	38,294,444
30 Yr Pass Thru	5.000	12-01-52	4,790,295	4,656,677
30 Yr Pass Thru	5.000	12-01-52	32,660,774	31,882,439
30 Yr Pass Thru	5.000	01-01-53	64,070,352	62,203,125
30 Yr Pass Thru	5.000	01-01-53	38,625,515	37,620,541
30 Yr Pass Thru	5.000	04-01-53	41,529,594	40,419,861
30 Yr Pass Thru	5.000	06-01-53	48,635,895	47,275,476
30 Yr Pass Thru	5.000	06-01-53	62,347,125	60,759,050
30 Yr Pass Thru (A)	5.000	07-01-53	11,708,021	11,384,189
30 Yr Pass Thru (A)	5.000	07-01-53	47,554,735	46,284,001
30 Yr Pass Thru	5.000	08-01-53	77,998,392	76,011,656
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	5.000	08-01-53	58,599,604	$57,106,984
30 Yr Pass Thru	5.000	09-01-53	49,976	48,453
30 Yr Pass Thru	5.500	11-01-39	2,027,118	2,061,110
30 Yr Pass Thru	5.500	09-01-52	43,902,005	43,695,214
30 Yr Pass Thru	5.500	11-01-52	45,696,900	45,381,692
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	62,774,346	55,396,810
15 Yr Pass Thru	2.500	01-01-36	68,401,971	62,338,294
15 Yr Pass Thru	4.500	11-01-37	36,230,916	35,408,062
15 Yr Pass Thru	4.500	11-01-37	23,532,435	22,924,442
15 Yr Pass Thru	4.500	02-01-38	36,062,289	35,130,569
30 Yr Pass Thru	2.000	09-01-50	19,514,721	15,735,859
30 Yr Pass Thru	2.500	08-01-50	26,104,396	21,904,549
30 Yr Pass Thru	2.500	08-01-50	28,533,601	23,996,428
30 Yr Pass Thru	2.500	09-01-50	116,446,074	97,929,798
30 Yr Pass Thru	2.500	09-01-50	11,608,859	9,781,055
30 Yr Pass Thru	2.500	09-01-50	62,719,976	52,629,172
30 Yr Pass Thru	2.500	08-01-51	5,333,473	4,465,388
30 Yr Pass Thru	2.500	08-01-51	42,247,413	35,371,157
30 Yr Pass Thru	2.500	10-01-51	22,002,343	18,407,455
30 Yr Pass Thru	2.500	11-01-51	45,572,928	38,226,613
30 Yr Pass Thru	2.500	11-01-51	43,704,712	36,468,344
30 Yr Pass Thru	2.500	01-01-52	51,574,483	43,051,202
30 Yr Pass Thru	2.500	02-01-52	129,202,512	107,910,856
30 Yr Pass Thru	2.500	03-01-52	1,076,571	898,150
30 Yr Pass Thru	3.000	07-01-42	1,894,938	1,697,120
30 Yr Pass Thru	3.000	10-01-42	3,065,042	2,736,072
30 Yr Pass Thru	3.000	10-01-42	1,754,343	1,564,234
30 Yr Pass Thru	3.000	04-01-43	1,475,649	1,315,894
30 Yr Pass Thru	3.000	12-01-45	15,479,789	13,665,160
30 Yr Pass Thru	3.000	08-01-46	22,259,204	19,622,029
30 Yr Pass Thru	3.000	08-01-46	17,267,843	15,222,023
30 Yr Pass Thru	3.000	09-01-46	2,273,024	2,011,540
30 Yr Pass Thru	3.000	10-01-46	1,643,590	1,454,514
30 Yr Pass Thru	3.000	10-01-46	13,132,461	11,535,544
30 Yr Pass Thru	3.000	01-01-47	15,889,217	14,026,592
30 Yr Pass Thru	3.000	02-01-47	9,014,706	7,977,671
30 Yr Pass Thru	3.000	10-01-47	19,108,160	16,844,307
30 Yr Pass Thru	3.000	11-01-47	20,126,539	17,742,033
30 Yr Pass Thru	3.000	11-01-48	35,254,499	30,967,527
30 Yr Pass Thru	3.000	11-01-48	12,080,268	10,649,050
30 Yr Pass Thru	3.000	09-01-49	16,358,345	14,289,922
30 Yr Pass Thru	3.000	09-01-49	30,068,113	26,031,258
30 Yr Pass Thru	3.000	10-01-49	7,252,261	6,310,322
30 Yr Pass Thru	3.000	10-01-49	30,736,064	26,926,498
30 Yr Pass Thru	3.000	11-01-49	21,017,489	18,149,769
30 Yr Pass Thru	3.000	11-01-49	20,124,028	17,592,032
30 Yr Pass Thru	3.000	11-01-49	16,022,801	13,996,806
30 Yr Pass Thru	3.000	11-01-49	17,756,488	15,450,240
30 Yr Pass Thru	3.000	12-01-49	18,635,247	16,278,923
30 Yr Pass Thru	3.000	01-01-50	16,551,509	14,450,904
30 Yr Pass Thru	3.000	01-01-52	39,272,398	34,140,941
30 Yr Pass Thru	3.000	02-01-52	16,872,285	14,626,835
30 Yr Pass Thru	3.000	02-01-52	36,621,187	31,724,565
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-40	863,011	$796,104
30 Yr Pass Thru	3.500	06-01-42	989,162	908,953
30 Yr Pass Thru	3.500	08-01-42	1,985,944	1,826,733
30 Yr Pass Thru	3.500	06-01-43	8,502,884	7,804,376
30 Yr Pass Thru	3.500	07-01-43	2,708,005	2,483,609
30 Yr Pass Thru	3.500	07-01-43	2,701,526	2,479,026
30 Yr Pass Thru	3.500	01-01-45	1,860,128	1,706,608
30 Yr Pass Thru	3.500	04-01-45	5,676,215	5,186,459
30 Yr Pass Thru	3.500	04-01-45	1,458,626	1,332,773
30 Yr Pass Thru	3.500	04-01-45	6,704,738	6,126,239
30 Yr Pass Thru	3.500	01-01-46	16,280,674	14,911,556
30 Yr Pass Thru	3.500	02-01-46	10,501,146	9,588,521
30 Yr Pass Thru	3.500	07-01-46	6,820,601	6,219,316
30 Yr Pass Thru	3.500	07-01-46	3,699,677	3,373,523
30 Yr Pass Thru	3.500	08-01-46	17,067,364	15,557,419
30 Yr Pass Thru	3.500	02-01-47	19,188,147	17,472,589
30 Yr Pass Thru	3.500	03-01-47	22,737,580	20,775,732
30 Yr Pass Thru	3.500	05-01-47	13,763,791	12,589,124
30 Yr Pass Thru	3.500	07-01-47	26,102,925	23,850,707
30 Yr Pass Thru	3.500	08-01-47	17,713,630	16,163,117
30 Yr Pass Thru	3.500	11-01-47	21,697,455	19,750,766
30 Yr Pass Thru	3.500	12-01-47	10,499,220	9,537,547
30 Yr Pass Thru	3.500	01-01-48	16,399,284	14,897,196
30 Yr Pass Thru	3.500	03-01-48	4,142,247	3,783,551
30 Yr Pass Thru	3.500	03-01-48	9,169,503	8,306,701
30 Yr Pass Thru	3.500	03-01-49	2,745,290	2,493,836
30 Yr Pass Thru	3.500	06-01-49	16,473,064	14,959,070
30 Yr Pass Thru	3.500	06-01-49	50,954,432	46,271,353
30 Yr Pass Thru	3.500	09-01-49	5,009,485	4,535,771
30 Yr Pass Thru	3.500	12-01-49	21,711,936	19,658,782
30 Yr Pass Thru	3.500	02-01-50	24,597,302	22,263,611
30 Yr Pass Thru	3.500	02-01-52	23,950,313	21,715,428
30 Yr Pass Thru	3.500	02-01-52	35,540,138	31,796,173
30 Yr Pass Thru	3.500	04-01-52	32,143,348	28,867,709
30 Yr Pass Thru	3.500	04-01-52	21,854,512	19,654,698
30 Yr Pass Thru	4.000	09-01-40	2,432,038	2,308,199
30 Yr Pass Thru	4.000	09-01-40	3,373,491	3,202,681
30 Yr Pass Thru	4.000	11-01-40	1,172,130	1,112,833
30 Yr Pass Thru	4.000	12-01-40	1,442,973	1,369,487
30 Yr Pass Thru	4.000	01-01-41	2,251,279	2,136,171
30 Yr Pass Thru	4.000	09-01-41	3,026,178	2,867,452
30 Yr Pass Thru	4.000	09-01-41	1,327,243	1,259,276
30 Yr Pass Thru	4.000	10-01-41	976,532	925,383
30 Yr Pass Thru	4.000	01-01-42	1,436,022	1,361,414
30 Yr Pass Thru	4.000	05-01-42	1,927,623	1,825,695
30 Yr Pass Thru	4.000	09-01-43	3,833,359	3,637,336
30 Yr Pass Thru	4.000	10-01-43	3,793,331	3,599,354
30 Yr Pass Thru	4.000	10-01-43	1,405,955	1,331,423
30 Yr Pass Thru	4.000	01-01-44	2,826,559	2,682,019
30 Yr Pass Thru	4.000	12-01-45	7,096,388	6,691,370
30 Yr Pass Thru	4.000	02-01-46	3,559,688	3,349,849
30 Yr Pass Thru	4.000	04-01-46	4,443,061	4,175,594
30 Yr Pass Thru	4.000	06-01-46	2,687,948	2,526,137
30 Yr Pass Thru	4.000	07-01-46	4,961,807	4,663,112
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-46	1,630,354	$1,531,190
30 Yr Pass Thru	4.000	01-01-47	6,462,312	6,123,776
30 Yr Pass Thru	4.000	03-01-47	7,176,569	6,749,033
30 Yr Pass Thru	4.000	04-01-47	7,872,110	7,459,719
30 Yr Pass Thru	4.000	11-01-47	2,104,127	1,982,064
30 Yr Pass Thru	4.000	12-01-47	4,984,017	4,694,888
30 Yr Pass Thru	4.000	12-01-47	2,691,598	2,525,361
30 Yr Pass Thru	4.000	09-01-48	2,362,055	2,219,862
30 Yr Pass Thru	4.000	10-01-48	6,836,794	6,412,409
30 Yr Pass Thru	4.000	10-01-48	8,837,697	8,308,440
30 Yr Pass Thru	4.000	01-01-49	5,444,874	5,088,173
30 Yr Pass Thru	4.000	01-01-49	4,726,440	4,415,328
30 Yr Pass Thru	4.000	02-01-49	5,785,265	5,406,265
30 Yr Pass Thru	4.000	07-01-49	10,231,482	9,596,375
30 Yr Pass Thru	4.000	07-01-49	14,505,291	13,600,359
30 Yr Pass Thru	4.000	08-01-49	29,262,316	27,445,893
30 Yr Pass Thru	4.000	02-01-50	23,115,562	21,630,126
30 Yr Pass Thru	4.000	03-01-51	92,733,511	86,716,377
30 Yr Pass Thru	4.000	08-01-51	51,367,354	48,162,735
30 Yr Pass Thru	4.000	10-01-51	103,573,313	96,674,803
30 Yr Pass Thru	4.000	04-01-52	9,877,199	9,179,201
30 Yr Pass Thru	4.000	06-01-52	2,739,561	2,551,955
30 Yr Pass Thru	4.000	07-01-52	37,141,870	34,505,536
30 Yr Pass Thru (A)	4.500	05-01-52	34,477,908	32,960,735
30 Yr Pass Thru	4.500	06-01-52	40,030,503	38,206,445
30 Yr Pass Thru	4.500	06-01-52	92,713,773	88,402,193
30 Yr Pass Thru	4.500	07-01-52	75,851,906	72,371,881
30 Yr Pass Thru	4.500	08-01-52	45,660,174	43,294,214
30 Yr Pass Thru	4.500	08-01-52	10,476,172	10,002,081
30 Yr Pass Thru	4.500	08-01-52	75,194,740	71,298,396
30 Yr Pass Thru	4.500	09-01-52	63,138,396	60,458,695
30 Yr Pass Thru	4.500	09-01-52	169,507,534	160,724,213
30 Yr Pass Thru	4.500	09-01-52	50,181,034	47,878,768
30 Yr Pass Thru	4.500	09-01-52	23,573,207	22,491,687
30 Yr Pass Thru	4.500	10-01-52	16,097,144	15,413,954
30 Yr Pass Thru (A)	4.500	10-01-52	17,588,904	16,759,953
30 Yr Pass Thru	4.500	10-01-52	30,640,603	29,196,536
30 Yr Pass Thru (A)	4.500	10-01-52	9,627,314	9,185,621
30 Yr Pass Thru (A)	4.500	10-01-52	39,305,493	37,453,056
30 Yr Pass Thru	4.500	11-01-52	31,634,707	30,183,332
30 Yr Pass Thru (A)	4.500	11-01-52	7,884,825	7,528,003
30 Yr Pass Thru (A)	4.500	11-01-52	14,744,166	14,067,715
30 Yr Pass Thru (A)	4.500	11-01-52	19,773,920	18,854,350
30 Yr Pass Thru	4.500	12-01-52	42,589,700	40,582,482
30 Yr Pass Thru (A)	4.500	02-01-53	34,876,858	33,375,371
30 Yr Pass Thru	4.500	03-01-53	16,207,471	15,428,431
30 Yr Pass Thru	4.500	03-01-53	34,524,800	32,854,518
30 Yr Pass Thru	4.500	05-01-53	20,497,880	19,563,860
30 Yr Pass Thru (A)	4.500	06-01-53	20,852,375	19,809,341
30 Yr Pass Thru (A)	4.500	08-01-53	34,323,394	32,617,268
30 Yr Pass Thru (A)	5.000	TBA	50,000,000	48,462,890
30 Yr Pass Thru	5.000	06-01-52	25,624,149	24,925,420
30 Yr Pass Thru	5.000	07-01-52	67,904,980	66,032,099
30 Yr Pass Thru	5.000	07-01-52	45,385,021	44,090,713
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-52	30,612,775	$29,825,846
30 Yr Pass Thru	5.000	09-01-52	102,254,613	99,306,520
30 Yr Pass Thru	5.000	10-01-52	44,392,134	43,250,994
30 Yr Pass Thru	5.000	10-01-52	43,302,950	42,040,955
30 Yr Pass Thru	5.000	11-01-52	41,002,563	39,999,809
30 Yr Pass Thru	5.000	12-01-52	39,168,774	38,161,905
30 Yr Pass Thru	5.000	01-01-53	7,865,884	7,678,433
30 Yr Pass Thru	5.000	01-01-53	33,531,643	32,711,596
30 Yr Pass Thru	5.000	01-01-53	81,050,358	78,688,275
30 Yr Pass Thru	5.000	02-01-53	1,479,558	1,435,514
30 Yr Pass Thru	5.000	03-01-53	224,016	217,239
30 Yr Pass Thru	5.000	04-01-53	9,264,123	9,016,572
30 Yr Pass Thru	5.000	04-01-53	34,326,273	33,409,024
30 Yr Pass Thru (A)	5.000	04-01-53	9,299,021	9,062,161
30 Yr Pass Thru	5.000	05-01-53	78,978,430	76,966,731
30 Yr Pass Thru	5.000	05-01-53	34,290,227	33,331,078
30 Yr Pass Thru	5.000	05-01-53	57,086,060	55,667,671
30 Yr Pass Thru	5.000	07-01-53	91,103,121	88,782,588
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	5.372	07-01-33	241	243
30 Yr Pass Thru	5.500	10-01-52	46,920,414	46,611,429
30 Yr Pass Thru	5.500	12-01-52	39,640,707	39,441,599
30 Yr Pass Thru	5.500	12-01-52	72,131,076	71,768,776
30 Yr Pass Thru	5.500	12-01-52	2,029,973	2,019,777
30 Yr Pass Thru	5.500	12-01-52	47,530,185	47,217,184
30 Yr Pass Thru	5.500	12-01-52	27,546,159	27,562,747
30 Yr Pass Thru	5.500	12-01-52	26,459,222	26,276,712
30 Yr Pass Thru	5.500	12-01-52	1,759,373	1,743,938
30 Yr Pass Thru	5.500	12-01-52	27,942,583	27,802,233
30 Yr Pass Thru	5.500	04-01-53	15,533,006	15,387,030
30 Yr Pass Thru	5.500	04-01-53	27,490,167	27,180,276
30 Yr Pass Thru	7.000	09-01-31	96	99
30 Yr Pass Thru	7.000	09-01-31	29	30
30 Yr Pass Thru	7.000	09-01-31	1,063	1,105
30 Yr Pass Thru	7.000	01-01-32	42	44
30 Yr Pass Thru	7.000	06-01-32	15	16
30 Yr Pass Thru	7.500	09-01-29	24	24
30 Yr Pass Thru	7.500	12-01-29	26	27
30 Yr Pass Thru	7.500	01-01-31	12	12
30 Yr Pass Thru	7.500	05-01-31	86	89
30 Yr Pass Thru	7.500	08-01-31	16	16
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,305	1,291
30 Yr Pass Thru	5.000	04-15-35	620	613
30 Yr Pass Thru	5.500	03-15-35	853	860
30 Yr Pass Thru	6.000	03-15-33	1,243	1,263
30 Yr Pass Thru	6.000	06-15-33	385	390
30 Yr Pass Thru	6.500	09-15-28	56	57
30 Yr Pass Thru	6.500	09-15-29	61	62
30 Yr Pass Thru	6.500	08-15-31	88	89
30 Yr Pass Thru	7.000	04-15-29	317	322

30 Yr Pass Thru	8.000	10-15-26	145	147
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.2%				$33,472,582
(Cost $39,000,281)
Argentina 0.1%				6,836,739
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	22,147,000	6,836,739
Qatar 0.1%				26,635,843
State of Qatar Bond (C)	5.103	04-23-48	27,813,000	26,635,843

Corporate bonds 37.5%				$8,329,494,361
(Cost $9,210,974,046)
Communication services 3.2%				704,699,383
Diversified telecommunication services 0.5%
C&W Senior Financing DAC (C)	6.875	09-15-27	18,344,000	17,024,700
Connect Finco SARL (C)	6.750	10-01-26	22,977,000	21,797,283
GCI LLC (C)	4.750	10-15-28	19,046,000	16,522,405
Kenbourne Invest SA (C)	4.700	01-22-28	2,933,000	1,799,835
Kenbourne Invest SA (C)	6.875	11-26-24	5,127,000	4,305,142
Telesat Canada (C)	5.625	12-06-26	8,065,000	5,691,471
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	8,020,589
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	30,937,000	18,036,045
Zayo Group Holdings, Inc. (C)	4.000	03-01-27	14,831,000	11,114,909
Zayo Group Holdings, Inc. (C)	6.125	03-01-28	13,760,000	8,943,990
Entertainment 0.8%
Netflix, Inc.	4.875	04-15-28	40,575,000	39,948,100
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,224,379
Netflix, Inc.	5.875	11-15-28	32,460,000	33,368,263
WarnerMedia Holdings, Inc.	4.279	03-15-32	20,340,000	17,948,820
WarnerMedia Holdings, Inc.	5.050	03-15-42	10,477,000	8,612,428
WarnerMedia Holdings, Inc.	5.141	03-15-52	70,857,000	56,480,788
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	16,367,631
Interactive media and services 0.2%
Match Group Holdings II LLC (C)(D)	3.625	10-01-31	5,958,000	4,857,021
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	12,046,988
Meta Platforms, Inc.	4.800	05-15-30	10,925,000	10,881,295
Media 1.0%
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	38,090,124
Charter Communications Operating LLC	4.800	03-01-50	41,047,000	30,411,197
Charter Communications Operating LLC	5.750	04-01-48	46,207,000	38,928,638
Charter Communications Operating LLC	6.484	10-23-45	32,727,000	30,107,207
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	21,748,371
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	7,017,132
News Corp. (C)	3.875	05-15-29	15,978,000	14,031,720
Sirius XM Radio, Inc. (C)	4.000	07-15-28	15,524,000	13,442,557
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	24,935,923
Stagwell Global LLC (C)	5.625	08-15-29	9,706,000	8,105,847
Wireless telecommunication services 0.7%
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	13,216,824
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	2,929,266
T-Mobile USA, Inc.	3.375	04-15-29	29,308,000	26,270,571
T-Mobile USA, Inc.	3.875	04-15-30	62,424,000	56,975,957
T-Mobile USA, Inc.	5.750	01-15-54	26,389,000	26,096,745
Vodafone Group PLC	5.625	02-10-53	12,888,000	12,161,271
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	20,093,000	20,237,951
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 3.9%				$878,267,947
Automobile components 0.0%
Dealer Tire LLC (C)(D)	8.000	02-01-28	7,968,000	7,437,274
Automobiles 1.5%
Ford Motor Company	3.250	02-12-32	12,651,000	9,875,479
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,853,078
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,168,323
Ford Motor Credit Company LLC	4.125	08-17-27	29,632,000	26,887,155
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	35,352,951
Ford Motor Credit Company LLC	6.800	05-12-28	65,728,000	65,701,130
General Motors Company	5.400	10-15-29	27,779,000	26,855,989
General Motors Company	5.400	04-01-48	11,218,000	9,331,198
General Motors Financial Company, Inc.	2.400	10-15-28	54,508,000	46,133,655
General Motors Financial Company, Inc.	3.600	06-21-30	68,640,000	58,919,210
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,604,751
Nissan Motor Acceptance Company LLC (C)	1.850	09-16-26	28,574,000	24,751,140
Nissan Motor Acceptance Company LLC (C)	2.000	03-09-26	12,989,000	11,575,057
Broadline retail 0.2%
eBay, Inc.	2.700	03-11-30	33,149,000	28,300,832
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	8,087,000	7,310,494
Macy’s Retail Holdings LLC (C)(D)	5.875	03-15-30	7,187,000	6,288,625
Macy’s Retail Holdings LLC (C)(D)	6.125	03-15-32	13,210,000	11,327,575
Distributors 0.0%
LKQ Corp. (C)	5.750	06-15-28	7,767,000	7,700,904
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	7,957,000	7,728,634
Sotheby’s (C)	7.375	10-15-27	8,763,000	7,977,452
Hotels, restaurants and leisure 1.4%
Affinity Interactive (C)(D)	6.875	12-15-27	10,775,000	9,540,753
Booking Holdings, Inc.	4.625	04-13-30	25,193,000	24,633,429
Caesars Entertainment, Inc. (C)	7.000	02-15-30	6,738,000	6,763,786
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	8,109,596
Choice Hotels International, Inc.	3.700	12-01-29	10,444,000	9,222,372
Choice Hotels International, Inc.	3.700	01-15-31	12,352,000	10,596,440
Expedia Group, Inc.	2.950	03-15-31	14,198,000	11,870,303
Expedia Group, Inc.	4.625	08-01-27	26,562,000	25,764,964
Full House Resorts, Inc. (C)(D)	8.250	02-15-28	9,403,000	8,366,246
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	13,024,000	10,980,294
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	14,549,307
Hyatt Hotels Corp.	5.750	04-23-30	12,540,000	12,557,155
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,594,854
Marriott International, Inc.	4.625	06-15-30	17,516,000	16,598,329
MGM Resorts International	4.750	10-15-28	29,156,000	26,459,630
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	19,995,000	17,395,650
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	15,155,000	14,113,094
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	15,895,423
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	6,501,292
Resorts World Las Vegas LLC (C)	8.450	07-27-30	15,200,000	15,008,883
Travel + Leisure Company (C)	4.625	03-01-30	8,807,000	7,577,507
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,122,000	8,319,254
Yum! Brands, Inc. (C)	4.750	01-15-30	12,209,000	11,242,871
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	8,041,279
Century Communities, Inc. (C)	3.875	08-15-29	14,250,000	12,277,430
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
KB Home	4.000	06-15-31	15,888,000	$13,383,733
KB Home	7.250	07-15-30	4,121,000	4,130,843
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	8,108,217
Specialty retail 0.5%
Asbury Automotive Group, Inc. (C)(D)	4.625	11-15-29	3,401,000	3,000,306
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	12,678,422
AutoNation, Inc.	4.750	06-01-30	22,078,000	20,562,773
Group 1 Automotive, Inc. (C)	4.000	08-15-28	8,738,000	7,758,473
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,310,379
Lithia Motors, Inc. (C)	4.375	01-15-31	7,350,000	6,253,650
Lithia Motors, Inc. (C)(D)	4.625	12-15-27	3,675,000	3,394,426
The Michaels Companies, Inc. (C)	5.250	05-01-28	22,229,000	18,533,429
The Michaels Companies, Inc. (C)	7.875	05-01-29	20,540,000	14,238,328
Valvoline, Inc. (C)	3.625	06-15-31	21,112,000	16,853,921
Consumer staples 1.2%				257,467,009
Beverages 0.2%
Anheuser-Busch Companies LLC	4.700	02-01-36	27,450,000	26,272,655
Anheuser-Busch Companies LLC	4.900	02-01-46	11,018,000	10,249,484
Food products 0.9%
Coruripe Netherlands BV (C)	10.000	02-10-27	17,517,000	12,702,543
JBS USA LUX SA	3.625	01-15-32	17,668,000	14,499,808
JBS USA LUX SA	3.750	12-01-31	5,619,000	4,671,086
JBS USA LUX SA	5.125	02-01-28	11,250,000	10,933,697
JBS USA LUX SA	5.750	04-01-33	30,306,000	28,843,260
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	38,437,329
Kraft Heinz Foods Company	4.875	10-01-49	11,914,000	10,561,259
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,690,204
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	20,935,857
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	21,502,751
Pilgrim’s Pride Corp.	6.250	07-01-33	22,897,000	22,721,743
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	7,575,000	6,564,798
Edgewell Personal Care Company (C)	5.500	06-01-28	12,267,000	11,561,648
Personal care products 0.0%
Oriflame Investment Holding PLC (C)	5.125	05-04-26	15,725,000	5,318,887
Energy 5.1%				1,140,224,612
Energy equipment and services 0.0%
CSI Compressco LP (C)(D)	7.500	04-01-25	4,572,000	4,440,555
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	5,030,104
Oil, gas and consumable fuels 5.1%
Aker BP ASA (C)	3.100	07-15-31	11,396,000	9,401,290
Aker BP ASA (C)	3.750	01-15-30	7,230,000	6,398,028
Aker BP ASA (C)	4.000	01-15-31	37,303,000	32,868,531
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	15,036,773
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,456,502
Ascent Resources Utica Holdings LLC (C)(D)	5.875	06-30-29	21,017,000	19,142,445
Ascent Resources Utica Holdings LLC (C)	8.250	12-31-28	3,840,000	3,844,060
Cheniere Energy Partners LP	4.000	03-01-31	31,837,000	28,107,439
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	29,282,706
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	8,524,000	8,598,469
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	13,221,000	$13,356,519
Continental Resources, Inc.	4.900	06-01-44	15,589,000	11,950,185
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	14,720,772
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680%)	5.500	07-15-77	22,814,000	20,483,730
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (D)	5.750	07-15-80	29,961,000	27,278,142
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%)	6.250	03-01-78	22,368,000	20,835,016
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,870,465
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	10,196,694
Energy Transfer LP	4.200	04-15-27	15,075,000	14,358,975
Energy Transfer LP	5.150	03-15-45	24,013,000	20,245,059
Energy Transfer LP	5.250	04-15-29	24,975,000	24,401,308
Energy Transfer LP	5.400	10-01-47	27,635,000	23,803,367
Energy Transfer LP	5.500	06-01-27	23,511,000	23,374,156
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	44,447,000	40,537,886
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	36,220,000	32,050,354
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	42,999,000	37,832,236
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,885,632
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,651,061
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,597,693
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,148,510
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,070,000	14,489,755
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	28,444,340
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,632,264
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	18,078,397	12,112,526
MPLX LP	4.000	03-15-28	19,220,000	18,043,460
MPLX LP	4.125	03-01-27	5,490,000	5,256,372
MPLX LP	4.250	12-01-27	15,703,000	14,942,312
MPLX LP	4.950	09-01-32	13,328,000	12,591,205
MPLX LP	5.000	03-01-33	13,702,000	12,933,716
Occidental Petroleum Corp.	6.450	09-15-36	21,389,000	21,871,001
Occidental Petroleum Corp.	6.600	03-15-46	11,040,000	11,362,037
Occidental Petroleum Corp.	6.625	09-01-30	28,848,000	29,780,188
ONEOK, Inc.	5.650	11-01-28	10,600,000	10,615,481
ONEOK, Inc.	6.050	09-01-33	39,753,000	40,059,599
ONEOK, Inc.	6.625	09-01-53	25,389,000	25,605,230
Ovintiv, Inc.	5.650	05-15-28	8,045,000	7,983,441
Ovintiv, Inc.	6.250	07-15-33	8,068,000	8,053,815
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,056,895
Parkland Corp. (C)	4.500	10-01-29	12,267,000	10,808,682
Parkland Corp. (C)	4.625	05-01-30	11,791,000	10,394,592
Petroleos Mexicanos	7.690	01-23-50	44,198,000	29,572,182
Petroleos Mexicanos	8.750	06-02-29	10,862,000	9,685,222
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,496,000	12,780,911
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,088,000	37,724,935
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,598,174
Sabine Pass Liquefaction LLC	5.875	06-30-26	15,848,000	15,921,461
Southwestern Energy Company	4.750	02-01-32	9,065,000	8,030,283
Sunoco LP	4.500	05-15-29	7,321,000	6,620,745
Sunoco LP	4.500	04-30-30	17,216,000	15,349,627
Targa Resources Corp.	4.950	04-15-52	29,927,000	24,288,644
Targa Resources Partners LP	4.000	01-15-32	24,529,000	21,161,608
The Williams Companies, Inc.	3.750	06-15-27	22,304,000	20,995,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	4.650	08-15-32	19,032,000	$17,871,680
Var Energi ASA (C)	7.500	01-15-28	4,485,000	4,657,179
Var Energi ASA (C)	8.000	11-15-32	37,336,000	39,385,000
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,386,000	5,524,039
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,687,000	9,065,314
Western Midstream Operating LP	4.050	02-01-30	21,744,000	19,395,770
Western Midstream Operating LP	6.150	04-01-33	5,402,000	5,375,025
Financials 9.9%				2,189,060,169
Banks 6.5%
Banco Santander SA	4.379	04-12-28	25,889,000	24,318,841
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	36,771,000	31,373,175
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	41,379,000	34,419,370
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	69,628,000	56,970,425
Bank of America Corp.	3.248	10-21-27	17,095,000	15,925,815
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	33,231,000	28,153,552
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	10,746,000	10,042,284
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (E)	6.300	03-10-26	38,777,000	38,672,410
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	17,629,690
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	12,203,000	10,907,774
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(E)	9.250	11-17-27	10,002,000	10,305,761
BPCE SA (C)	4.500	03-15-25	26,504,000	25,666,078
Citigroup, Inc.	3.200	10-21-26	39,653,000	36,980,330
Citigroup, Inc.	4.600	03-09-26	40,997,000	39,917,848
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	32,150,000	28,871,582
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%)	6.174	05-25-34	28,013,000	27,915,213
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	27,864,000	27,415,390
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	31,850,928
Credit Agricole SA (C)	3.250	01-14-30	43,824,000	37,503,375
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	16,019,000	15,938,905
Fifth Third Bancorp (3 month LIBOR + 3.033%) (B)(E)	8.571	10-02-23	16,052,000	15,329,372
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	6,751,156
Huntington Bancshares, Inc. (6.208% to 8-21-28, then SOFR + 2.020%)	6.208	08-21-29	15,865,000	15,969,148
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)(E)	6.500	04-16-25	7,245,000	6,842,131
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	41,872,000	35,119,273
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	37,967,000	32,272,732
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	28,722,000	26,946,980
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,139,000	21,572,389
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,483,000	8,676,584
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	12,071,240
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,042,000	25,769,845
NatWest Markets PLC (C)	1.600	09-29-26	35,700,000	31,529,432
Popular, Inc.	7.250	03-13-28	19,807,000	19,930,794
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	20,678,109
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	49,429,698
Santander Holdings USA, Inc.	3.450	06-02-25	46,840,000	44,692,331
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	$10,816,804
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	22,339,000	16,802,949
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	14,339,000	13,471,374
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (C)	6.446	01-10-29	41,371,000	41,664,314
Synovus Bank	5.625	02-15-28	3,994,000	3,702,225
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	37,637,000	28,793,810
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then SOFR + 1.841%)	5.582	06-12-29	40,588,000	40,255,358
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then SOFR + 1.946%)	5.939	08-18-34	23,767,000	24,039,655
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	19,414,000	17,173,430
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(E)	8.536	12-01-23	14,899,000	14,768,326
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (B)(E)	9.312	11-01-23	29,301,000	29,497,687
Truist Financial Corp. (5.867% to 6-8-33, then SOFR + 2.361%)	5.867	06-08-34	24,103,000	23,881,660
U.S. Bancorp (5.836% to 6-10-33, then SOFR + 2.260%)	5.836	06-12-34	27,058,000	27,032,849
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	65,530,000	58,308,186
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	52,009,000	44,506,586
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	63,216,000	53,235,083
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	66,007,000	65,429,439
Capital markets 2.3%
Ares Capital Corp.	2.150	07-15-26	27,532,000	24,195,272
Ares Capital Corp.	2.875	06-15-28	20,575,000	17,351,904
Ares Capital Corp.	3.250	07-15-25	12,452,000	11,675,963
Ares Capital Corp.	3.875	01-15-26	20,967,000	19,611,631
Blackstone Private Credit Fund	2.350	11-22-24	24,290,000	22,954,164
Blackstone Private Credit Fund	2.700	01-15-25	18,807,000	17,795,262
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	4,774,558
Blackstone Private Credit Fund	4.000	01-15-29	27,133,000	23,303,566
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	19,672,856
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	22,474,561
Jefferies Financial Group, Inc.	5.875	07-21-28	19,804,000	19,582,512
Lazard Group LLC	4.375	03-11-29	24,053,000	22,569,646
Macquarie Bank, Ltd. (C)(D)	3.624	06-03-30	17,809,000	14,931,083
Macquarie Bank, Ltd. (C)	4.875	06-10-25	18,897,000	18,421,058
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	14,771,000	11,619,319
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	40,882,000	30,831,773
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	5,436,000	5,162,312
Morgan Stanley (5.164% to 4-20-28, then SOFR + 1.590%)	5.164	04-20-29	33,141,000	32,505,686
Morgan Stanley (5.449% to 7-20-28, then SOFR + 1.630%)	5.449	07-20-29	27,159,000	26,999,594
MSCI, Inc. (C)	3.625	11-01-31	28,632,000	24,279,332
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%)	5.643	05-19-29	27,090,000	27,035,245
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	76,569,000	61,955,561
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	29,672,000	23,810,731
Consumer finance 0.3%
Ally Financial, Inc. (6.992% to 6-13-28, then SOFR + 3.260%)	6.992	06-13-29	21,430,000	21,393,944
Ally Financial, Inc. (D)	7.100	11-15-27	14,730,000	14,923,159
Discover Financial Services	4.100	02-09-27	8,970,000	8,321,475
Enova International, Inc. (C)	8.500	09-15-25	12,810,000	12,603,759
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	9.000	01-15-29	9,157,000	$9,282,909
Financial services 0.2%
Block, Inc.	3.500	06-01-31	8,050,000	6,600,721
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	10,737,000	10,439,242
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	6,356,000	5,383,986
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	10,181,875
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,735,003
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	10,976,452
CNA Financial Corp.	2.050	08-15-30	10,248,000	8,205,725
CNO Financial Group, Inc.	5.250	05-30-25	2,434,000	2,382,902
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	29,021,392
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	18,110,000	14,623,972
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	24,049,392
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	13,238,000	10,719,106
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	3,070,000	2,742,709
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	17,764,450
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	27,751,000	22,454,712
Health care 1.8%				391,815,619
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	70,119,000	63,201,938
Amgen, Inc.	5.250	03-02-30	8,204,000	8,215,358
Health care equipment and supplies 0.0%
Varex Imaging Corp. (C)	7.875	10-15-27	9,865,000	9,815,614
Health care providers and services 1.1%
AdaptHealth LLC (C)	5.125	03-01-30	11,714,000	9,608,835
Cencora, Inc.	2.800	05-15-30	22,531,000	19,452,049
Centene Corp.	2.450	07-15-28	6,416,000	5,493,174
Centene Corp.	3.000	10-15-30	20,848,000	17,341,045
Centene Corp.	3.375	02-15-30	12,115,000	10,367,976
CVS Health Corp.	3.750	04-01-30	7,194,000	6,544,310
CVS Health Corp.	5.050	03-25-48	23,954,000	21,010,317
CVS Health Corp.	5.250	01-30-31	5,224,000	5,162,127
CVS Health Corp.	5.300	06-01-33	14,678,000	14,375,657
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	20,531,313
DaVita, Inc. (C)	4.625	06-01-30	25,304,000	21,704,587
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	37,988,000	28,677,305
HCA, Inc.	5.250	06-15-26	17,933,000	17,715,060
Universal Health Services, Inc.	1.650	09-01-26	22,040,000	19,576,788
Universal Health Services, Inc.	2.650	10-15-30	23,046,000	18,564,817
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.977	08-10-30	13,482,000	13,449,466
Pharmaceuticals 0.3%
Organon & Company (C)	5.125	04-30-31	13,093,000	11,155,278
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,482,512
Viatris, Inc.	2.700	06-22-30	29,735,000	24,148,747
Viatris, Inc.	4.000	06-22-50	22,979,000	15,221,346
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 5.3%				$1,186,935,986
Aerospace and defense 0.6%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	15,716,829
The Boeing Company	3.200	03-01-29	13,975,000	12,558,207
The Boeing Company	5.040	05-01-27	43,185,000	42,709,647
The Boeing Company	5.150	05-01-30	57,564,000	56,633,448
TransDigm, Inc.	5.500	11-15-27	13,817,000	13,112,626
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	5,499,020
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	16,897,125
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,079,000	11,776,251
Owens Corning	3.875	06-01-30	3,327,000	3,024,763
Owens Corning	3.950	08-15-29	25,526,000	23,744,881
Commercial services and supplies 0.2%
Albion Financing 1 SARL (C)(D)	6.125	10-15-26	13,103,000	12,398,714
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	4,979,488
APX Group, Inc. (C)	5.750	07-15-29	17,139,000	14,765,137
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,302,351
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,157,000	12,530,740
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	14,897,318
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	10,213,303
Electrical equipment 0.2%
Emerald Debt Merger Sub LLC (C)	6.625	12-15-30	13,818,000	13,602,716
Regal Rexnord Corp. (C)	6.050	02-15-26	16,754,000	16,663,614
Regal Rexnord Corp. (C)	6.400	04-15-33	13,673,000	13,544,672
Ground transportation 0.1%
Uber Technologies, Inc. (C)	4.500	08-15-29	28,116,000	25,743,369
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	12,864,000	11,021,983
Ingersoll Rand, Inc.	5.400	08-14-28	4,949,000	4,960,165
Ingersoll Rand, Inc.	5.700	08-14-33	7,880,000	7,990,368
Passenger airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	8,206,292	7,791,944
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	7,893,598	7,439,818
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	12,689,000	13,765,662
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	8,755,414	8,816,924
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	54,254,757	48,088,704
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	21,148,571	18,991,417
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	6,536,874	6,034,956
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,035,113	2,616,632
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	10,893,533	9,749,712
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	19,475,089	17,765,517
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	13,160,334	11,510,525
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	21,477,672	17,451,541
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	21,721,527	18,766,480
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	7,918,193	7,003,560
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	17,700,085	14,620,628
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	24,041,290	20,898,613
American Airlines, Inc. (C)	7.250	02-15-28	16,094,000	15,809,434
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	6,522,153	5,756,486
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	8,424,969	7,679,267
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	4,469,888	$4,475,675
Delta Air Lines, Inc. (D)	4.375	04-19-28	22,691,000	21,431,650
Delta Air Lines, Inc. (C)	4.750	10-20-28	31,561,627	30,307,267
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,530,286	14,103,451
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	26,703,091	25,028,273
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	22,568,151	19,753,677
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	18,111,798	16,635,797
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	9,793,175	9,213,822
United Airlines 2019-1 Class A Pass Through Trust (D)	4.550	08-25-31	19,131,872	17,020,134
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	38,932,425	38,601,500
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	13,628,220	13,151,232
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	26,033,000	25,960,108
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,749,153
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,131,884
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	9,685,407	9,285,400
Professional services 0.2%
Concentrix Corp.	6.600	08-02-28	25,761,000	25,227,676
TriNet Group, Inc. (C)	3.500	03-01-29	7,774,000	6,693,259
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	1.750	01-30-26	25,521,000	23,091,988
AerCap Ireland Capital DAC	2.450	10-29-26	83,808,000	75,405,967
AerCap Ireland Capital DAC	3.000	10-29-28	42,652,000	36,960,610
Air Lease Corp.	2.100	09-01-28	14,336,000	12,069,659
Air Lease Corp.	2.875	01-15-26	12,330,000	11,524,543
Air Lease Corp.	3.625	12-01-27	16,742,000	15,382,799
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,729,000	11,521,532
Ashtead Capital, Inc. (C)	4.250	11-01-29	7,666,000	6,878,898
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	14,716,393
Ashtead Capital, Inc. (C)	5.550	05-30-33	9,115,000	8,740,695
Ashtead Capital, Inc. (C)	5.950	10-15-33	11,040,000	10,832,833
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	13,448,000	11,565,129
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	16,829,180
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,237,000	7,035,893
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,765,354
Information technology 2.4%				536,544,465
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	27,307,061
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	23,106,851
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	9,990,424
IT services 0.1%
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	23,548,417
VeriSign, Inc.	2.700	06-15-31	13,953,000	11,423,454
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (C)	3.419	04-15-33	35,997,000	29,828,061
Broadcom, Inc.	4.750	04-15-29	85,868,000	82,810,683
Foundry JV Holdco LLC (C)	5.875	01-25-34	22,311,000	22,002,864
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	27,944,290
Micron Technology, Inc.	2.703	04-15-32	18,055,000	14,248,519
Micron Technology, Inc.	4.185	02-15-27	45,011,000	42,901,230
Micron Technology, Inc.	5.327	02-06-29	50,739,000	49,744,423
Micron Technology, Inc.	6.750	11-01-29	14,358,000	14,941,718
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV	3.875	06-18-26	32,848,000	$31,466,758
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,232,624
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	10,308,000	8,991,301
Consensus Cloud Solutions, Inc. (C)(D)	6.500	10-15-28	10,665,000	9,639,134
Oracle Corp.	2.950	04-01-30	28,741,000	24,913,005
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.250	02-15-29	8,552,000	7,429,636
Dell International LLC	4.900	10-01-26	41,783,000	41,035,299
Dell International LLC	5.300	10-01-29	20,296,000	20,038,713
Materials 1.5%				342,559,394
Chemicals 0.2%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	8,151,096
Braskem Netherlands Finance BV (C)	5.875	01-31-50	24,630,000	18,944,519
OCI NV (C)	6.700	03-16-33	13,932,000	13,672,907
Sasol Financing USA LLC	5.500	03-18-31	14,257,000	11,410,667
Construction materials 0.2%
Cemex SAB de CV (C)	3.875	07-11-31	20,594,000	17,621,705
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	16,750,643
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	6,878,245
Standard Industries, Inc. (C)(D)	4.375	07-15-30	10,985,000	9,416,503
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,323,801
Containers and packaging 0.3%
Graphic Packaging International LLC (C)	3.500	03-01-29	15,512,000	13,297,376
Mauser Packaging Solutions Holding Company (C)	7.875	08-15-26	10,356,000	10,198,019
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	9,013,000	8,909,170
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	7,132,000	7,195,831
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	24,222,000	21,785,751
Metals and mining 0.8%
Anglo American Capital PLC (C)	4.750	04-10-27	14,781,000	14,334,015
Arsenal AIC Parent LLC (C)	8.000	10-01-30	8,998,000	9,189,118
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	28,740,000	27,981,109
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	11,552,000	11,755,572
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	23,555,810
Freeport-McMoRan, Inc.	5.400	11-14-34	19,031,000	18,034,451
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	27,105,832
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,443,717
Newmont Corp.	2.800	10-01-29	10,460,000	9,029,835
Novelis Corp. (C)	4.750	01-30-30	28,979,000	25,934,513
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,093,000	2,639,189
Real estate 1.4%				305,013,566
Hotel and resort REITs 0.2%
Host Hotels & Resorts LP	3.375	12-15-29	27,488,000	23,379,373
Host Hotels & Resorts LP	3.500	09-15-30	15,915,000	13,577,183
XHR LP (C)	4.875	06-01-29	11,015,000	9,530,352
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	29,716,000	24,604,133
Cushman & Wakefield US Borrower LLC (C)	8.875	09-01-31	1,630,000	1,643,366
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,231,889
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs 1.0%
American Tower Corp.	1.600	04-15-26	15,794,000	$14,262,828
American Tower Corp.	3.550	07-15-27	18,925,000	17,548,113
American Tower Corp.	3.800	08-15-29	38,566,000	35,073,950
American Tower Trust I (C)	5.490	03-15-28	29,682,000	29,586,092
Crown Castle, Inc.	3.800	02-15-28	13,032,000	12,120,736
GLP Capital LP	3.250	01-15-32	10,853,000	8,750,595
GLP Capital LP	4.000	01-15-30	10,777,000	9,402,430
GLP Capital LP	5.375	04-15-26	20,353,000	19,928,860
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	4,858,000	4,194,707
Iron Mountain, Inc. (C)	5.250	07-15-30	11,787,000	10,635,717
SBA Tower Trust (C)	6.599	01-15-28	8,442,000	8,572,610
VICI Properties LP (C)	3.875	02-15-29	13,041,000	11,514,029
VICI Properties LP (C)	4.125	08-15-30	12,630,000	11,058,646
VICI Properties LP (C)	4.625	12-01-29	24,513,000	22,143,819
VICI Properties LP	5.125	05-15-32	5,669,000	5,254,138
Utilities 1.8%				396,906,211
Electric utilities 1.3%
American Electric Power Company, Inc.	5.625	03-01-33	9,207,000	9,221,099
Atlantica Transmision Sur SA (C)	6.875	04-30-43	12,395,723	12,057,319
Duke Energy Corp.	2.450	06-01-30	8,046,000	6,692,884
Electricite de France SA (9.125% to 3-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	17,388,000	18,187,631
Emera US Finance LP	3.550	06-15-26	22,002,000	20,815,850
FirstEnergy Corp.	2.650	03-01-30	15,065,000	12,624,411
FirstEnergy Corp.	3.400	03-01-50	5,998,000	3,969,935
Georgia Power Company	4.950	05-17-33	13,396,000	12,961,883
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,230,000	8,409,205
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	19,013,449
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,231,784
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	10,080,031
NRG Energy, Inc. (C)	3.875	02-15-32	25,570,000	19,784,093
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	14,594,056
NRG Energy, Inc. (C)	7.000	03-15-33	21,814,000	21,687,010
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	17,139,000	16,835,755
Vistra Operations Company LLC (C)	3.700	01-30-27	43,768,000	40,253,327
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	34,001,239
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,158,037	13,973,191
DPL, Inc.	4.125	07-01-25	14,640,000	13,926,958
LLPL Capital Pte, Ltd. (C)(D)	6.875	02-04-39	2,927,135	2,581,722
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	16,950,000	15,662,970
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,128,084
Multi-utilities 0.3%
Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,126,269
NiSource, Inc.	1.700	02-15-31	8,046,000	6,214,466
NiSource, Inc.	3.600	05-01-30	15,381,000	13,784,772

NiSource, Inc.	5.250	03-30-28	5,035,000	5,013,896

Sempra	5.500	08-01-33	21,267,000	21,072,922
Municipal bonds 0.1%				$23,779,489
(Cost $30,018,373)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,486,465
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

New Jersey Transportation Trust Fund Authority	4.081	06-15-39	4,000	$3,438

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,289,586
Collateralized mortgage obligations 3.9%				$870,759,306
(Cost $1,216,338,655)
Commercial and residential 2.9%				646,087,288
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(F)	0.990	04-25-53	7,481,623	6,722,173
Series 2021-2, Class A1 (C)(F)	0.985	04-25-66	7,315,237	5,977,710
Series 2021-4, Class A1 (C)(F)	1.035	01-20-65	20,027,000	16,058,061
Series 2021-5, Class A1 (C)(F)	0.951	07-25-66	20,609,096	17,043,949
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(F)	1.175	10-25-48	12,421,822	9,887,558
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(F)	3.843	11-05-32	11,565,000	3,831,406
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	14,957,312
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,172,783
BBCMS Trust
Series 2015-SRCH, Class D (C)(F)	5.122	08-10-35	15,436,000	11,208,881
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	19,372,545	18,727,265
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	19,372,775
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(F)	0.941	02-25-49	8,741,598	7,623,616
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	17,869,973
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(F)	6.015	06-10-28	15,194,000	15,075,572
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(F)	0.924	08-25-66	13,841,243	10,596,572
Series 2021-3, Class A1 (C)(F)	0.956	09-27-66	19,830,391	15,326,366
Series 2021-HX1, Class A1 (C)(F)	1.110	10-25-66	15,557,621	12,502,028
COLT Trust
Series 2020-RPL1, Class A1 (C)(F)	1.390	01-25-65	28,799,590	23,878,843
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.373	10-15-45	720,247	7
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.573	05-10-51	222,162,966	3,712,721
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(F)	4.540	08-10-30	18,413,000	14,373,860
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,806,377
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	13,822,145
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	6,990,893	6,300,924
Series 2021-NQM2, Class A1 (C)(F)	1.179	02-25-66	12,128,985	10,114,074
Series 2021-NQM3, Class A1 (C)(F)	1.015	04-25-66	10,678,640	8,750,384
Series 2021-NQM5, Class A1 (C)(F)	0.938	05-25-66	7,870,575	6,074,076
Series 2021-NQM6, Class A1 (C)(F)	1.174	07-25-66	24,981,760	19,834,381
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(F)	0.797	02-25-66	4,703,901	3,920,409
Series 2021-2, Class A1 (C)(F)	0.931	06-25-66	13,224,083	10,535,727
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(F)	2.500	02-01-51	26,210,976	20,686,200
GCAT Trust
Series 2021-NQM1, Class A1 (C)(F)	0.874	01-25-66	8,331,117	6,959,651
Series 2021-NQM2, Class A1 (C)(F)	1.036	05-25-66	9,566,431	7,698,933
Series 2021-NQM3, Class A1 (C)(F)	1.091	05-25-66	14,902,936	12,045,209
GS Mortgage Securities Trust
Series 2015-590M, Class C (C)(F)	3.932	10-10-35	6,950,000	5,993,310
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-485L, Class C (C)(F)	4.115	02-10-37	6,670,000	$5,531,867
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	12,304,574
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(F)	1.382	09-27-60	2,704,546	2,474,723
Series 2021-NQM1, Class A1 (C)(F)	1.017	07-25-61	6,514,167	5,529,279
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	16,690,492	174,160
Series 2007-4, Class ES IO	0.350	07-19-47	17,238,344	226,162
Series 2007-6, Class ES IO (C)	0.343	08-19-37	17,718,119	219,946
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(F)	1.071	06-25-56	8,828,407	7,201,019
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,999,275
MFA Trust
Series 2021-NQM1, Class A1 (C)(F)	1.153	04-25-65	6,559,271	5,732,707
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(F)	3.917	11-15-32	9,223,000	5,730,655
Series 2018-ALXA, Class C (C)(F)	4.460	01-15-43	7,402,000	5,836,894
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	9,914,324	8,844,062
OBX Trust
Series 2020-EXP2, Class A3 (C)(F)	2.500	05-25-60	5,668,368	4,722,256
Series 2021-NQM2, Class A1 (C)(F)	1.101	05-25-61	13,993,841	10,879,413
Series 2021-NQM3, Class A1 (C)(F)	1.054	07-25-61	21,614,721	16,122,775
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,125,538
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(F)	2.000	01-25-36	21,739,567	18,628,396
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	16,895,894
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(F)	2.447	12-25-66	22,776,243	19,202,849
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(F)	3.000	06-25-58	12,102,862	11,038,778
Series 2018-5, Class A1A (C)(F)	3.250	07-25-58	1,219,810	1,169,800
Series 2019-1, Class A1 (C)(F)	3.750	03-25-58	10,086,826	9,460,066
Series 2019-4, Class A1 (C)(F)	2.900	10-25-59	10,723,827	9,888,675
Series 2020-4, Class A1 (C)	1.750	10-25-60	16,142,677	14,074,153
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	3,907,782	3,573,843
Series 2021-3, Class A1 (C)(F)	1.046	06-25-66	15,671,244	13,128,236
Series 2021-4, Class A1 (C)(F)	0.938	07-25-66	9,345,420	7,238,279
Series 2021-5, Class A1 (C)(F)	1.013	09-25-66	15,270,069	12,323,143
Series 2021-R1, Class A1 (C)(F)	0.820	10-25-63	6,001,300	5,348,640
U.S. Government Agency 1.0%				224,672,018
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (F)	4.350	07-25-32	746	700
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	76	77
Government National Mortgage Association
Series 2008-90, Class IO	2.012	12-16-50	2,020,067	250,700
Series 2012-114, Class IO	0.620	01-16-53	8,104,905	125,680
Series 2012-120, Class IO	0.641	02-16-53	3,976,540	62,608
Series 2013-63, Class IO	0.746	09-16-51	4,279,189	106,576
Series 2016-174, Class IO	0.892	11-16-56	26,233,358	1,063,702
Series 2017-109, Class IO	0.230	04-16-57	42,427,141	707,320
Series 2017-124, Class IO	0.619	01-16-59	39,217,587	1,204,039
Series 2017-135, Class IO	0.719	10-16-58	50,533,758	1,942,558
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-140, Class IO	0.486	02-16-59	22,733,087	$713,876
Series 2017-159, Class IO	0.433	06-16-59	33,994,241	979,911
Series 2017-169, Class IO	0.582	01-16-60	84,262,371	2,643,614
Series 2017-20, Class IO	0.529	12-16-58	78,942,196	1,913,772
Series 2017-22, Class IO	0.756	12-16-57	10,342,727	375,286
Series 2017-41, Class IO	0.592	07-16-58	31,777,863	918,739
Series 2017-46, Class IO	0.644	11-16-57	48,634,617	1,712,595
Series 2017-61, Class IO	0.745	05-16-59	19,319,186	711,862
Series 2017-74, Class IO	0.442	09-16-58	42,832,078	905,136
Series 2017-89, Class IO	0.494	07-16-59	35,791,745	1,045,337
Series 2018-114, Class IO	0.710	04-16-60	38,064,444	1,554,974
Series 2018-158, Class IO	0.775	05-16-61	77,765,254	3,928,009
Series 2018-35, Class IO	0.530	03-16-60	73,905,474	2,619,498
Series 2018-43, Class IO	0.437	05-16-60	93,420,677	2,994,693
Series 2018-68, Class IO	0.427	01-16-60	11,978,814	380,185
Series 2018-69, Class IO	0.612	04-16-60	33,134,878	1,451,178
Series 2018-81, Class IO	0.483	01-16-60	20,261,580	783,708
Series 2018-9, Class IO	0.443	01-16-60	56,749,288	1,663,231
Series 2018-99, Class IO	0.472	06-16-60	49,945,534	1,722,816
Series 2019-131, Class IO	0.802	07-16-61	63,637,739	3,374,264
Series 2020-100, Class IO	0.783	05-16-62	75,435,766	4,298,767
Series 2020-108, Class IO	0.847	06-16-62	187,903,842	10,787,635
Series 2020-114, Class IO	0.800	09-16-62	180,725,507	10,633,419
Series 2020-118, Class IO	0.882	06-16-62	151,584,107	8,958,014
Series 2020-119, Class IO	0.602	08-16-62	75,930,159	3,656,834
Series 2020-120, Class IO	0.761	05-16-62	42,270,422	2,385,028
Series 2020-137, Class IO	0.795	09-16-62	255,180,232	14,119,020
Series 2020-150, Class IO	0.962	12-16-62	123,704,527	8,382,528
Series 2020-170, Class IO	0.833	11-16-62	166,649,715	10,298,252
Series 2020-92, Class IO	0.878	02-16-62	31,103,544	1,950,808
Series 2021-110, Class IO	0.873	11-16-63	98,374,646	6,346,158
Series 2021-163, Class IO	0.801	03-16-64	119,394,846	7,101,176
Series 2021-183, Class IO	0.871	01-16-63	90,617,157	5,611,921
Series 2021-3, Class IO	0.868	09-16-62	213,207,185	13,162,729
Series 2021-40, Class IO	0.824	02-16-63	56,678,328	3,461,878
Series 2022-150, Class IO	0.823	06-16-64	22,316,310	1,418,987
Series 2022-17, Class IO	0.802	06-16-64	139,402,369	8,910,293
Series 2022-181, Class IO	0.715	07-16-64	68,973,149	4,684,698
Series 2022-21, Class IO	0.783	10-16-63	61,367,990	3,841,845
Series 2022-53, Class IO	0.712	06-16-64	229,979,137	11,818,812
Series 2022-57, Class IO	0.756	09-16-63	169,205,305	10,106,633
Series 2023-30, Class IO	1.147	11-16-64	97,786,033	7,433,724
Series 2023-36, Class IO	0.948	10-16-64	107,343,617	7,461,047
Series 2023-62, Class IO	0.938	02-16-65	123,226,099	8,812,625

Series 2023-91, Class IO	0.875	04-16-65	144,200,177	11,172,543
Asset backed securities 5.5%				$1,215,625,421
(Cost $1,367,504,261)
Asset backed securities 5.5%				1,215,625,421
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	8,901,118	8,290,368
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	48,454,000	42,517,314
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	9,927,000	$9,034,270
Series 2021-SFR4, Class A (C)	2.117	12-17-38	5,614,000	4,993,184
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	13,242,000	13,144,685
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	8,844,547	7,802,076
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	33,744,360	29,980,109
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	6,789,827	6,390,488
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	20,478,159
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	32,673,044	29,542,280
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,424,971	27,609,392
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	34,404,683	30,025,222
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	26,090,996	22,451,026
Series 2022-1A, Class A (C)	2.720	01-18-47	19,265,150	16,555,410
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	69,188	68,016
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	26,881,000	24,147,622
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	14,284,243
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	2,687,790
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,703,825	10,774,471
Series 2021-1A, Class A2I (C)	2.045	11-20-51	51,363,135	45,056,358
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	5,956,259
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,033,040	32,444,168
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,147,183	20,624,447
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,783,450	18,823,210
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,379,883	25,204,670
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-25-49	7,100,000	6,731,610
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,023,318	35,699,912
Series 2020-SFR2, Class A (C)	1.266	10-19-37	25,498,645	23,168,824
Series 2021-SFR1, Class A (C)	1.538	08-17-38	18,504,947	16,311,577
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	20,435,799
Ford Credit Auto Owner Trust
Series 2023-2, Class A (C)	5.280	02-15-36	28,128,000	28,233,337
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	15,368,452	14,600,029
Series 2021-1A, Class A2 (C)	2.773	04-20-29	24,582,000	22,815,161
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	23,807,000	21,924,169
Hilton Grand Vacations Trust
Series 2022-1D, Class B (C)	4.100	06-20-34	2,019,113	1,916,197
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	10,268,475	9,068,575
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,132,779
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	11,059,425	$10,018,987
Series 2022-1A, Class A2I (C)	3.445	02-26-52	27,346,240	24,581,863
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	15,591,000	15,218,707
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	6,575,597	6,417,097
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	9,097,787	8,380,462
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	15,621,806	13,419,385
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	41,809,630	35,083,213
Series 2022-1A, Class A2 (C)	3.695	01-30-52	18,305,240	15,090,346
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	35,718,258
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	10,468,092
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	4,715,395	4,205,776
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	15,458,792	14,455,782
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	12,100,817
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	1,926,670	1,901,397
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,008,388
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,049,920	28,366,523
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D (C)	3.170	11-20-37	1,567,264	1,434,943
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	16,394,757	15,362,246
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	15,748,255	14,031,662
Series 2021-A, Class APT2 (C)	1.070	01-15-53	10,883,201	9,378,800
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	26,866,090	24,526,833
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,596,438	18,344,760
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	7,859,615	6,615,831
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	44,509,215	38,561,538
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	17,443,594	14,569,969
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	37,910,265	32,790,237
Series 2021-1A, Class A (C)	1.860	03-20-46	22,594,772	19,119,151
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	23,546,581
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	17,678,536
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	26,100,444	22,879,654
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,345,740	21,083,296
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	6,907,537	5,844,095
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,799,520	17,498,990

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Shares	Value
Common stocks 0.1%		$16,254,296
(Cost $44,215,345)
Energy 0.0%		1,842,615
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (G)	68,245	1,842,615
Utilities 0.1%		14,411,681
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	14,411,681

Preferred securities 0.0%		$10,615,621
(Cost $14,443,341)
Communication services 0.0%		8,146,680
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	8,146,680
Financials 0.0%		2,468,941
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,468,941

	Par value^	Value
Escrow certificates 0.0%		$38,202
(Cost $0)
LSC Communications, Inc. (C)(G)(H)	19,591,000	38,202

	Yield (%)	Shares	Value
Short-term investments 2.9%			$632,583,411
(Cost $632,471,955)
Short-term funds 2.9%			632,583,411
John Hancock Collateral Trust (I)	5.4789(J)	63,279,857	632,583,411

Total investments (Cost $24,655,943,379) 102.1%	$22,652,221,050
Other assets and liabilities, net (2.1%)	(467,737,547)
Total net assets 100.0%	$22,184,483,503

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.2%)				$(48,462,890)
(Proceeds received $48,560,961)
U.S. Government Agency (0.2%)				(48,462,890)
Federal National Mortgage Association (A)	5.000	TBA	(50,000,000)	(48,462,890)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,353,408,797 or 19.6% of the fund’s net assets as of 8-31-23.
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(D)	All or a portion of this security is on loan as of 8-31-23. The value of securities on loan amounted to $28,199,887.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $28,772,719.
(J)	The rate shown is the annualized seven-day yield as of 8-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	3,030	Long	Dec 2023	$335,957,371	$336,424,688	$467,317
						$467,317
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$11,519,598,361	—	$11,519,598,361	—
Foreign government obligations	33,472,582	—	33,472,582	—
Corporate bonds	8,329,494,361	—	8,329,494,361	—
Municipal bonds	23,779,489	—	23,779,489	—
Collateralized mortgage obligations	870,759,306	—	870,759,306	—
Asset backed securities	1,215,625,421	—	1,215,625,421	—
Common stocks	16,254,296	$14,411,681	1,842,615	—
Preferred securities	10,615,621	10,615,621	—	—
Escrow certificates	38,202	—	—	$38,202
Short-term investments	632,583,411	632,583,411	—	—
Total investments in securities	$22,652,221,050	$657,610,713	$21,994,572,135	$38,202
Liabilities
Sale commitments outstanding	$(48,462,890)	—	$(48,462,890)	—
Derivatives:
Assets
Futures	467,317	$467,317	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	63,279,857	$541,208,050	$1,853,737,609	$(1,762,472,775)	$11,771	$98,756	$10,757,909	—	$632,583,411
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
28	|